Collaboration and License Agreements (Tables)	12 Months Ended
Dec. 31, 2022
Organization, Consolidation and Presentation of Financial Statements [Abstract]
Schedule of Collaboration Revenue
For the years ended December 31, 2022, 2021, and 2020, the Company recognized the following totals of collaboration revenue – related party:

	Year Ended December 31,
	2022	2021	2020
Collaboration revenue - related party	$—	$—	$38,592
For the years ended December 31, 2022, 2021, and 2020, the Company recognized the following totals of license-related revenue:

	Year Ended December 31,
	2022	2021	2020
License-related revenue	$30,000	$2,687	$87,570